FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Variable Life Account A

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Variable Life Account A

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Variable Life Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Variable Life Account A indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Variable Life Account A as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity® VIP Contrafund® Service Class (1)	Invesco V.I. Main Street Series I Shares (1)
Fidelity® VIP Government Money Market Initial Class (1)	Invesco V.I. Main Street Small Cap Series I Shares (1)
Fidelity® VIP Growth Service Class (1)	Janus Henderson - Balanced Institutional Shares (1)
Fidelity® VIP Growth & Income Service Class (1)	Janus Henderson - Enterprise Institutional Shares (1)
Fidelity® VIP Index 500 Initial Class (1)	Janus Henderson - Forty Institutional Shares (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	Janus Henderson - Global Research Institutional Shares (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	Janus Henderson - Research Institutional Shares (1)
Invesco V.I. American Franchise Series I Shares (1)	MFS® Massachusetts Investors Growth Stock Service Class (1)
Invesco V.I. Conservative Balanced Series I Shares (1)	MFS® Mid Cap Growth Service Class (1)
Invesco V.I. Core Equity Series I Shares (1)	MFS® New Discovery Service Class (1)
Invesco V.I. Core Plus Bond Series I Shares (2)	MFS® Total Return Service Class (1)
Invesco V.I. EQV International Equity Series I Shares (1)	MFS® Utilities Service Class (1)
Invesco V.I. Global Strategic Income Series I Shares (1)	MFS® Value Service Class (1)
Invesco V.I. Government Securities Series I Shares (1)

(1) Statements of operations and changes in net assets for the years ended December 31, 2022 and 2021

(2) Statements of operations and changes in net assets for the period April 29, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Variable Life Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Variable Life Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Variable Life Account A since 2014.

Transamerica Life Insurance Company

Variable Life Account A

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Fidelity® VIP Contrafund® Service Class	84,419.097	$2,876,413	$3,176,691	$4	$3,176,695	71,429	$44.473736	$44.473736
Fidelity® VIP Government Money Market Initial Class	1,107.400	1,107	1,107	6	1,113	93	12.004222	12.004222
Fidelity® VIP Growth Service Class	26,431.899	1,753,544	1,876,136	8	1,876,144	58,028	32.331975	32.331975
Fidelity® VIP Growth & Income Service Class	27,601.479	520,692	654,983	-	654,983	18,940	34.581646	34.581646
Fidelity® VIP Index 500 Initial Class	4,749.011	935,877	1,779,834	2	1,779,836	52,794	33.713152	33.713152
Fidelity® VIP Mid Cap Service Class 2	17,073.037	572,130	532,679	5	532,684	9,750	54.633163	54.633163
Fidelity® VIP Value Strategies Service Class 2	22,174.963	281,097	322,424	(1)	322,423	7,695	41.900446	41.900446
Invesco V.I. American Franchise Series I Shares	58,197.162	3,126,486	2,493,166	11	2,493,177	92,125	27.063089	27.063089
Invesco V.I. Conservative Balanced Series I Shares	34,183.170	497,370	475,830	(27)	475,803	25,267	18.831190	18.831190
Invesco V.I. Core Equity Series I Shares	122,766.389	3,667,523	3,013,915	(3)	3,013,912	116,641	25.839236	25.839236
Invesco V.I. Core Plus Bond Series I Shares	24,277.446	142,534	134,983	-	134,983	14,347	9.408272	9.408272
Invesco V.I. EQV International Equity Series I Shares	20,623.932	658,236	596,857	1	596,858	30,742	19.415045	19.415045
Invesco V.I. Global Strategic Income Series I Shares	69,894.562	345,071	275,385	(5)	275,380	12,681	21.715966	21.715966
Invesco V.I. Government Securities Series I Shares	11,271.365	129,912	113,615	1	113,616	6,750	16.832725	16.832725
Invesco V.I. Main Street Series I Shares	185,901.702	4,133,565	2,996,735	4	2,996,739	101,982	29.384905	29.384905
Invesco V.I. Main Street Small Cap Series I Shares	20,325.814	479,342	469,120	(2)	469,118	9,403	49.892053	49.892053
Janus Henderson - Balanced Institutional Shares	51,291.146	1,588,259	2,054,210	-	2,054,210	56,455	36.386552	36.386552
Janus Henderson - Enterprise Institutional Shares	32,214.043	1,930,504	2,241,453	1	2,241,454	79,159	28.315970	28.315970
Janus Henderson - Forty Institutional Shares	26,249.421	1,013,269	889,593	(2)	889,591	22,294	39.903464	39.903464
Janus Henderson - Global Research Institutional Shares	53,121.710	2,088,099	2,657,148	26	2,657,174	163,459	16.255944	16.255944
Janus Henderson - Research Institutional Shares	115,466.635	3,712,268	3,646,436	9	3,646,445	157,762	23.113562	23.113562
MFS® Massachusetts Investors Growth Stock Service Class	4,805.854	95,439	90,638	-	90,638	4,136	21.916047	21.916047
MFS® Mid Cap Growth Service Class	17,618.842	146,134	109,765	4	109,769	3,238	33.899939	33.899939
MFS® New Discovery Service Class	7,049.468	102,697	62,317	(7)	62,310	1,532	40.667134	40.667134
MFS® Total Return Service Class	19,898.130	435,930	436,764	-	436,764	16,044	27.222505	27.222505
MFS® Utilities Service Class	5,940.690	183,702	211,310	2	211,312	3,375	62.606650	62.606650
MFS® Value Service Class	25,684.623	463,544	540,148	(1)	540,147	12,914	41.825749	41.825749

See accompanying notes.	3

Transamerica Life Insurance Company

Variable Life Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Contrafund® Service Class	Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Growth Service Class	Fidelity® VIP Growth & Income Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$3,650,469	$8,861	$2,156,418	$606,154

Investment Income:
Reinvested Dividends	1,898	-	-	15,613
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,252	37	17,917	5,112

Net Investment Income (Loss)	(28,354)	(37)	(17,917)	10,501

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	508,917	-	493,920	30,903
Realized Gain (Loss) on Investments	98,589	-	64,796	30,305

Net Realized Capital Gains (Losses) on Investments	607,506	-	558,716	61,208
Net Change in Unrealized Appreciation (Depreciation)	380,851	-	(65,942)	76,344

Net Gain (Loss) on Investment	988,357	-	492,774	137,552

Net Increase (Decrease) in Net Assets Resulting from Operations	960,003	(37)	474,857	148,053

Increase (Decrease) in Net Assets from Contract Transactions	(134,839)	(3,978)	(58,763)	(45,744)

Total Increase (Decrease) in Net Assets	825,164	(4,015)	416,094	102,309

Net Assets as of December 31, 2021:	$4,475,633	$4,846	$2,572,512	$708,463

Investment Income:
Reinvested Dividends	14,229	27	10,575	10,564
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,286	26	15,544	4,928

Net Investment Income (Loss)	(12,057)	1	(4,969)	5,636

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	170,056	-	156,029	13,425
Realized Gain (Loss) on Investments	65,542	-	52,741	15,403

Net Realized Capital Gains (Losses) on Investments	235,598	-	208,770	28,828
Net Change in Unrealized Appreciation (Depreciation)	(1,420,151)	-	(843,097)	(74,713)

Net Gain (Loss) on Investment	(1,184,553)	-	(634,327)	(45,885)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,196,610)	1	(639,296)	(40,249)

Increase (Decrease) in Net Assets from Contract Transactions	(102,328)	(3,734)	(57,072)	(13,231)

Total Increase (Decrease) in Net Assets	(1,298,938)	(3,733)	(696,368)	(53,480)

Net Assets as of December 31, 2022:	$3,176,695	$1,113	$1,876,144	$654,983

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Variable Life Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Value Strategies Service Class 2	Invesco V.I. American Franchise Series I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$1,765,839	$538,398	$272,813	$3,530,693

Investment Income:
Reinvested Dividends	25,289	2,205	4,201	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,876	4,514	2,465	27,889

Net Investment Income (Loss)	10,413	(2,309)	1,736	(27,889)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,391	100,253	28,159	432,432
Realized Gain (Loss) on Investments	49,088	13,749	3,182	143,706

Net Realized Capital Gains (Losses) on Investments	63,479	114,002	31,341	576,138
Net Change in Unrealized Appreciation (Depreciation)	408,363	17,287	55,061	(162,012)

Net Gain (Loss) on Investment	471,842	131,289	86,402	414,126

Net Increase (Decrease) in Net Assets Resulting from Operations	482,255	128,980	88,138	386,237

Increase (Decrease) in Net Assets from Contract Transactions	(30,436)	(23,136)	90	(180,120)

Total Increase (Decrease) in Net Assets	451,819	105,844	88,228	206,117

Net Assets as of December 31, 2021:	$2,217,658	$644,242	$361,041	$3,736,810

Investment Income:
Reinvested Dividends	27,932	1,500	2,900	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,161	4,107	2,486	21,530

Net Investment Income (Loss)	13,771	(2,607)	414	(21,530)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,658	37,781	15,280	761,796
Realized Gain (Loss) on Investments	41,813	5,391	7,980	53,080

Net Realized Capital Gains (Losses) on Investments	56,471	43,172	23,260	814,876
Net Change in Unrealized Appreciation (Depreciation)	(486,210)	(140,416)	(53,362)	(1,965,474)

Net Gain (Loss) on Investment	(429,739)	(97,244)	(30,102)	(1,150,598)

Net Increase (Decrease) in Net Assets Resulting from Operations	(415,968)	(99,851)	(29,688)	(1,172,128)

Increase (Decrease) in Net Assets from Contract Transactions	(21,854)	(11,707)	(8,930)	(71,505)

Total Increase (Decrease) in Net Assets	(437,822)	(111,558)	(38,618)	(1,243,633)

Net Assets as of December 31, 2022:	$1,779,836	$532,684	$322,423	$2,493,177

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Variable Life Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. Conservative Balanced Series I Shares	Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Plus Bond Series I Shares	Invesco V.I. EQV International Equity Series I Shares
	Subaccount	Subaccount	Subaccount(1)	Subaccount

Net Assets as of December 31, 2020:	$577,476	$3,251,463	$-	$712,842

Investment Income:
Reinvested Dividends	8,767	24,265	-	9,519
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,362	27,089	-	5,556

Net Investment Income (Loss)	4,405	(2,824)	-	3,963

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,973	83,109	-	50,271
Realized Gain (Loss) on Investments	14,717	56,202	-	7,754

Net Realized Capital Gains (Losses) on Investments	44,690	139,311	-	58,025
Net Change in Unrealized Appreciation (Depreciation)	4,814	714,142	-	(25,485)

Net Gain (Loss) on Investment	49,504	853,453	-	32,540

Net Increase (Decrease) in Net Assets Resulting from Operations	53,909	850,629	-	36,503

Increase (Decrease) in Net Assets from Contract Transactions	(32,498)	(156,481)	-	1,892

Total Increase (Decrease) in Net Assets	21,411	694,148	-	38,395

Net Assets as of December 31, 2021:	$598,887	$3,945,611	$-	$751,237

Investment Income:
Reinvested Dividends	6,958	30,216	796	10,579
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,780	24,447	684	4,596

Net Investment Income (Loss)	3,178	5,769	112	5,983

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,917	513,509	86	67,481
Realized Gain (Loss) on Investments	8,364	26,489	(74)	7,450

Net Realized Capital Gains (Losses) on Investments	46,281	539,998	12	74,931
Net Change in Unrealized Appreciation (Depreciation)	(151,723)	(1,373,468)	(7,552)	(222,713)

Net Gain (Loss) on Investment	(105,442)	(833,470)	(7,540)	(147,782)

Net Increase (Decrease) in Net Assets Resulting from Operations	(102,264)	(827,701)	(7,428)	(141,799)

Increase (Decrease) in Net Assets from Contract Transactions	(20,820)	(103,998)	142,411	(12,580)

Total Increase (Decrease) in Net Assets	(123,084)	(931,699)	134,983	(154,379)

Net Assets as of December 31, 2022:	$475,803	$3,013,912	$134,983	$596,858

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Variable Life Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. Global Strategic Income Series I Shares	Invesco V.I. Government Securities Series I Shares	Invesco V.I. Main Street Series I Shares	Invesco V.I. Main Street Small Cap Series I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$338,457	$124,182	$3,149,139	$484,599

Investment Income:
Reinvested Dividends	15,575	2,993	25,083	2,058
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,449	920	26,504	4,151

Net Investment Income (Loss)	13,126	2,073	(1,421)	(2,093)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	204,481	34,617
Realized Gain (Loss) on Investments	(4,513)	(192)	71,104	20,345

Net Realized Capital Gains (Losses) on Investments	(4,513)	(192)	275,585	54,962
Net Change in Unrealized Appreciation (Depreciation)	(22,688)	(5,624)	552,320	51,376

Net Gain (Loss) on Investment	(27,201)	(5,816)	827,905	106,338

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,075)	(3,743)	826,484	104,245

Increase (Decrease) in Net Assets from Contract Transactions	(428)	1,571	(116,339)	(16,976)

Total Increase (Decrease) in Net Assets	(14,503)	(2,172)	710,145	87,269

Net Assets as of December 31, 2021:	$323,954	$122,010	$3,859,284	$571,868

Investment Income:
Reinvested Dividends	-	2,386	47,752	2,637
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,137	873	23,957	3,684

Net Investment Income (Loss)	(2,137)	1,513	23,795	(1,047)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,230,828	57,211
Realized Gain (Loss) on Investments	(7,812)	(599)	38,393	12,391

Net Realized Capital Gains (Losses) on Investments	(7,812)	(599)	1,269,221	69,602
Net Change in Unrealized Appreciation (Depreciation)	(29,746)	(14,621)	(2,086,409)	(162,247)

Net Gain (Loss) on Investment	(37,558)	(15,220)	(817,188)	(92,645)

Net Increase (Decrease) in Net Assets Resulting from Operations	(39,695)	(13,707)	(793,393)	(93,692)

Increase (Decrease) in Net Assets from Contract Transactions	(8,879)	5,313	(69,152)	(9,058)

Total Increase (Decrease) in Net Assets	(48,574)	(8,394)	(862,545)	(102,750)

Net Assets as of December 31, 2022:	$275,380	$113,616	$2,996,739	$469,118

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Variable Life Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Janus Henderson - Balanced Institutional Shares	Janus Henderson - Enterprise Institutional Shares	Janus Henderson - Forty Institutional Shares	Janus Henderson - Global Research Institutional Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$2,293,945	$2,437,226	$1,226,612	$3,023,779

Investment Income:
Reinvested Dividends	26,779	8,302	6,540	16,917
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,898	19,629	10,038	24,249

Net Investment Income (Loss)	8,881	(11,327)	(3,498)	(7,332)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,470	219,077	147,713	151,036
Realized Gain (Loss) on Investments	59,392	70,459	34,403	126,768

Net Realized Capital Gains (Losses) on Investments	72,862	289,536	182,116	277,804
Net Change in Unrealized Appreciation (Depreciation)	279,977	105,804	84,305	238,969

Net Gain (Loss) on Investment	352,839	395,340	266,421	516,773

Net Increase (Decrease) in Net Assets Resulting from Operations	361,720	384,013	262,923	509,441

Increase (Decrease) in Net Assets from Contract Transactions	(100,715)	(60,843)	(69,127)	(145,846)

Total Increase (Decrease) in Net Assets	261,005	323,170	193,796	363,595

Net Assets as of December 31, 2021:	$2,554,950	$2,760,396	$1,420,408	$3,387,374

Investment Income:
Reinvested Dividends	30,541	8,774	1,947	45,865
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,188	17,449	7,684	21,017

Net Investment Income (Loss)	14,353	(8,675)	(5,737)	24,848

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	64,802	377,251	156,037	295,746
Realized Gain (Loss) on Investments	46,421	60,508	9,776	58,337

Net Realized Capital Gains (Losses) on Investments	111,223	437,759	165,813	354,083
Net Change in Unrealized Appreciation (Depreciation)	(552,828)	(884,742)	(638,080)	(1,054,075)

Net Gain (Loss) on Investment	(441,605)	(446,983)	(472,267)	(699,992)

Net Increase (Decrease) in Net Assets Resulting from Operations	(427,252)	(455,658)	(478,004)	(675,144)

Increase (Decrease) in Net Assets from Contract Transactions	(73,488)	(63,284)	(52,813)	(55,056)

Total Increase (Decrease) in Net Assets	(500,740)	(518,942)	(530,817)	(730,200)

Net Assets as of December 31, 2022:	$2,054,210	$2,241,454	$889,591	$2,657,174

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Variable Life Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Janus Henderson - Research Institutional Shares	MFS® Massachusetts Investors Growth Stock Service Class	MFS® Mid Cap Growth Service Class	MFS® New Discovery Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$4,784,013	$101,934	$138,897	$86,641

Investment Income:
Reinvested Dividends	5,036	37	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,953	851	1,095	672

Net Investment Income (Loss)	(32,917)	(814)	(1,095)	(672)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	252,970	15,248	31,766	15,915
Realized Gain (Loss) on Investments	190,768	715	1,162	1,769

Net Realized Capital Gains (Losses) on Investments	443,738	15,963	32,928	17,684
Net Change in Unrealized Appreciation (Depreciation)	486,723	10,066	(13,679)	(16,295)

Net Gain (Loss) on Investment	930,461	26,029	19,249	1,389

Net Increase (Decrease) in Net Assets Resulting from Operations	897,544	25,215	18,154	717

Increase (Decrease) in Net Assets from Contract Transactions	(254,372)	68	492	(1,853)

Total Increase (Decrease) in Net Assets	643,172	25,283	18,646	(1,136)

Net Assets as of December 31, 2021:	$5,427,185	$127,217	$157,543	$85,505

Investment Income:
Reinvested Dividends	29,167	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,779	759	872	495

Net Investment Income (Loss)	(1,612)	(759)	(872)	(495)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	715,335	13,525	18,744	24,167
Realized Gain (Loss) on Investments	94,851	3,700	2,158	(993)

Net Realized Capital Gains (Losses) on Investments	810,186	17,225	20,902	23,174
Net Change in Unrealized Appreciation (Depreciation)	(2,443,138)	(41,640)	(65,194)	(48,961)

Net Gain (Loss) on Investment	(1,632,952)	(24,415)	(44,292)	(25,787)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,634,564)	(25,174)	(45,164)	(26,282)

Increase (Decrease) in Net Assets from Contract Transactions	(146,176)	(11,405)	(2,610)	3,087

Total Increase (Decrease) in Net Assets	(1,780,740)	(36,579)	(47,774)	(23,195)

Net Assets as of December 31, 2022:	$3,646,445	$90,638	$109,769	$62,310

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Variable Life Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Total Return Service Class	MFS® Utilities Service Class	MFS® Value Service Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$437,747	$200,045	$486,500

Investment Income:
Reinvested Dividends	7,707	3,102	6,369
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,535	1,520	4,090

Net Investment Income (Loss)	4,172	1,582	2,279

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,377	6,992	12,518
Realized Gain (Loss) on Investments	5,427	5,315	13,219

Net Realized Capital Gains (Losses) on Investments	28,804	12,307	25,737
Net Change in Unrealized Appreciation (Depreciation)	23,977	11,087	89,055

Net Gain (Loss) on Investment	52,781	23,394	114,792

Net Increase (Decrease) in Net Assets Resulting from Operations	56,953	24,976	117,071

Increase (Decrease) in Net Assets from Contract Transactions	(2,329)	(10,146)	(17,765)

Total Increase (Decrease) in Net Assets	54,624	14,830	99,306

Net Assets as of December 31, 2021:	$492,371	$214,875	$585,806

Investment Income:
Reinvested Dividends	6,587	4,679	6,127
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,320	1,569	3,968

Net Investment Income (Loss)	3,267	3,110	2,159

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,175	8,227	32,254
Realized Gain (Loss) on Investments	4,806	1,057	12,172

Net Realized Capital Gains (Losses) on Investments	43,981	9,284	44,426
Net Change in Unrealized Appreciation (Depreciation)	(99,090)	(12,945)	(86,290)

Net Gain (Loss) on Investment	(55,109)	(3,661)	(41,864)

Net Increase (Decrease) in Net Assets Resulting from Operations	(51,842)	(551)	(39,705)

Increase (Decrease) in Net Assets from Contract Transactions	(3,765)	(3,012)	(5,954)

Total Increase (Decrease) in Net Assets	(55,607)	(3,563)	(45,659)

Net Assets as of December 31, 2022:	$436,764	$211,312	$540,147

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Variable Life Account A

Notes to Financial Statements

December 31, 2022

1. Organization

Variable Life Account A (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Variable Protector.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund

Fidelity® VIP Contrafund® Service Class	Fidelity® VIP Contrafund® Portfolio Service Class

Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class

Fidelity® VIP Growth Service Class	Fidelity® VIP Growth Portfolio Service Class

Fidelity® VIP Growth & Income Service Class	Fidelity® VIP Growth & Income Portfolio Service Class

Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class

Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares

Invesco V.I. Conservative Balanced Series I Shares	Invesco V.I. Conservative Balanced Fund Series I Shares

Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Series Fund I Shares

Invesco V.I. Core Plus Bond Series I Shares	Invesco V.I. Core Plus Bond Fund Series I Shares

Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Fund Series I Shares

Invesco V.I. Global Strategic Income Series I Shares	Invesco V.I. Global Strategic Income Fund Series I Shares

Invesco V.I. Government Securities Series I Shares	Invesco V.I. Government Securities Fund Series I Shares

Invesco V.I. Main Street Series I Shares	Invesco V.I. Main Street Fund Series I Shares

Invesco V.I. Main Street Small Cap Series I Shares	Invesco V.I. Main Street Small Cap Fund Series I Shares

Janus Aspen Series	Janus Aspen Series

Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares

Janus Henderson - Enterprise Institutional Shares	Janus Henderson - Enterprise Portfolio Institutional Shares

Janus Henderson - Forty Institutional Shares	Janus Henderson - Forty Portfolio Institutional Shares

Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares

Janus Henderson - Research Institutional Shares	Janus Henderson - Research Portfolio Institutional Shares

MFS® Variable Insurance Trust	MFS® Variable Insurance Trust

MFS® Massachusetts Investors Growth Stock Service Class	MFS® Massachusetts Investors Growth Stock Portfolio Service Class

MFS® Mid Cap Growth Service Class	MFS® Mid Cap Growth Series Service Class

MFS® New Discovery Service Class	MFS® New Discovery Series Service Class

MFS® Total Return Service Class	MFS® Total Return Series Service Class

Transamerica Life Insurance Company

Variable Life Account A

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

MFS® Variable Insurance Trust	MFS® Variable Insurance Trust

MFS® Utilities Service Class	MFS® Utilities Series Service Class

MFS® Value Service Class	MFS® Value Series Service Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date

Invesco V.I. Core Plus Bond Series I Shares	April 29, 2022

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly

Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. International Growth Series I Shares

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount

Invesco V.I. Core Plus Bond Series I Shares	Invesco V.I. Core Bond Series I Shares

Transamerica Life Insurance Company

Variable Life Account A

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Variable Life Account A

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
Fidelity® VIP Contrafund® Service Class	$219,051	$163,374
Fidelity® VIP Government Money Market Initial Class	847	4,580
Fidelity® VIP Growth Service Class	185,217	91,227
Fidelity® VIP Growth & Income Service Class	36,857	31,027
Fidelity® VIP Index 500 Initial Class	68,789	62,216
Fidelity® VIP Mid Cap Service Class 2	49,767	26,299
Fidelity® VIP Value Strategies Service Class 2	26,292	19,528
Invesco V.I. American Franchise Series I Shares	788,316	119,544
Invesco V.I. Conservative Balanced Series I Shares	56,780	36,511
Invesco V.I. Core Equity Series I Shares	582,392	167,111
Invesco V.I. Core Plus Bond Series I Shares	145,614	3,006
Invesco V.I. EQV International Equity Series I Shares	95,598	34,714
Invesco V.I. Global Strategic Income Series I Shares	9,326	20,343
Invesco V.I. Government Securities Series I Shares	11,071	4,246
Invesco V.I. Main Street Series I Shares	1,311,406	125,929
Invesco V.I. Main Street Small Cap Series I Shares	75,091	27,985
Janus Henderson - Balanced Institutional Shares	118,872	113,205
Janus Henderson - Enterprise Institutional Shares	403,799	98,508
Janus Henderson - Forty Institutional Shares	166,356	68,871
Janus Henderson - Global Research Institutional Shares	379,272	113,724
Janus Henderson - Research Institutional Shares	777,634	210,075
MFS® Massachusetts Investors Growth Stock Service Class	19,760	18,399
MFS® Mid Cap Growth Service Class	20,382	5,119
MFS® New Discovery Service Class	28,107	1,352
MFS® Total Return Service Class	57,572	18,895
MFS® Utilities Service Class	18,859	10,533
MFS® Value Service Class	56,860	28,401

Transamerica Life Insurance Company

Variable Life Account A

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® VIP Contrafund® Service Class	876	(2,981)	(2,105)	764	(3,256)	(2,492)
Fidelity® VIP Government Money Market Initial Class	69	(382)	(313)	68	(400)	(332)
Fidelity® VIP Growth Service Class	639	(2,218)	(1,579)	650	(2,084)	(1,434)
Fidelity® VIP Growth & Income Service Class	430	(803)	(373)	288	(1,602)	(1,314)
Fidelity® VIP Index 500 Initial Class	859	(1,465)	(606)	895	(1,760)	(865)
Fidelity® VIP Mid Cap Service Class 2	211	(414)	(203)	194	(586)	(392)
Fidelity® VIP Value Strategies Service Class 2	203	(432)	(229)	130	(131)	(1)
Invesco V.I. American Franchise Series I Shares	1,098	(3,383)	(2,285)	1,004	(5,692)	(4,688)
Invesco V.I. Conservative Balanced Series I Shares	694	(1,673)	(979)	666	(2,210)	(1,544)
Invesco V.I. Core Equity Series I Shares	1,748	(5,529)	(3,781)	1,813	(7,211)	(5,398)
Invesco V.I. Core Plus Bond Series I Shares	14,616	(269)	14,347	-	-	-
Invesco V.I. EQV International Equity Series I Shares	982	(1,615)	(633)	787	(702)	85
Invesco V.I. Global Strategic Income Series I Shares	471	(900)	(429)	1,227	(1,248)	(21)
Invesco V.I. Government Securities Series I Shares	504	(208)	296	265	(183)	82
Invesco V.I. Main Street Series I Shares	1,362	(3,494)	(2,132)	1,438	(4,895)	(3,457)
Invesco V.I. Main Street Small Cap Series I Shares	309	(481)	(172)	371	(666)	(295)
Janus Henderson - Balanced Institutional Shares	772	(2,581)	(1,809)	754	(3,341)	(2,587)
Janus Henderson - Enterprise Institutional Shares	771	(2,949)	(2,178)	902	(2,842)	(1,940)
Janus Henderson - Forty Institutional Shares	235	(1,418)	(1,183)	165	(1,418)	(1,253)
Janus Henderson - Global Research Institutional Shares	2,651	(5,872)	(3,221)	2,751	(10,468)	(7,717)
Janus Henderson - Research Institutional Shares	1,687	(7,322)	(5,635)	1,549	(10,181)	(8,632)
MFS® Massachusetts Investors Growth Stock Service Class	275	(780)	(505)	66	(63)	3
MFS® Mid Cap Growth Service Class	56	(103)	(47)	44	(32)	12
MFS® New Discovery Service Class	96	(25)	71	33	(64)	(31)
MFS® Total Return Service Class	478	(620)	(142)	417	(491)	(74)
MFS® Utilities Service Class	105	(153)	(48)	139	(316)	(177)
MFS® Value Service Class	499	(633)	(134)	210	(623)	(413)

Transamerica Life Insurance Company

Variable Life Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® VIP Contrafund® Service Class	$42,705	$(145,033)	$(102,328)	$40,602	$(175,441)	$(134,839)
Fidelity® VIP Government Money Market Initial Class	820	(4,554)	(3,734)	817	(4,795)	(3,978)
Fidelity® VIP Growth Service Class	22,967	(80,039)	(57,072)	25,271	(84,034)	(58,763)
Fidelity® VIP Growth & Income Service Class	14,531	(27,762)	(13,231)	9,811	(55,555)	(45,744)
Fidelity® VIP Index 500 Initial Class	31,271	(53,125)	(21,854)	32,887	(63,323)	(30,436)
Fidelity® VIP Mid Cap Service Class 2	11,871	(23,578)	(11,707)	11,681	(34,817)	(23,136)
Fidelity® VIP Value Strategies Service Class 2	9,012	(17,942)	(8,930)	5,487	(5,397)	90
Invesco V.I. American Franchise Series I Shares	34,046	(105,551)	(71,505)	38,556	(218,676)	(180,120)
Invesco V.I. Conservative Balanced Series I Shares	13,825	(34,645)	(20,820)	14,640	(47,138)	(32,498)
Invesco V.I. Core Equity Series I Shares	48,399	(152,397)	(103,998)	53,389	(209,870)	(156,481)
Invesco V.I. Core Plus Bond Series I Shares	145,016	(2,605)	142,411	-	-	-
Invesco V.I. EQV International Equity Series I Shares	19,627	(32,207)	(12,580)	18,648	(16,756)	1,892
Invesco V.I. Global Strategic Income Series I Shares	10,413	(19,292)	(8,879)	31,075	(31,503)	(428)
Invesco V.I. Government Securities Series I Shares	8,965	(3,652)	5,313	5,093	(3,522)	1,571
Invesco V.I. Main Street Series I Shares	42,400	(111,552)	(69,152)	48,029	(164,368)	(116,339)
Invesco V.I. Main Street Small Cap Series I Shares	16,674	(25,732)	(9,058)	20,741	(37,717)	(16,976)
Janus Henderson - Balanced Institutional Shares	29,392	(102,880)	(73,488)	30,695	(131,410)	(100,715)
Janus Henderson - Enterprise Institutional Shares	22,670	(85,954)	(63,284)	28,550	(89,393)	(60,843)
Janus Henderson - Forty Institutional Shares	10,433	(63,246)	(52,813)	9,047	(78,174)	(69,127)
Janus Henderson - Global Research Institutional Shares	45,230	(100,286)	(55,056)	52,348	(198,194)	(145,846)
Janus Henderson - Research Institutional Shares	43,156	(189,332)	(146,176)	46,654	(301,026)	(254,372)
MFS® Massachusetts Investors Growth Stock Service Class	6,416	(17,821)	(11,405)	1,600	(1,532)	68
MFS® Mid Cap Growth Service Class	1,958	(4,568)	(2,610)	1,958	(1,466)	492
MFS® New Discovery Service Class	4,147	(1,060)	3,087	2,019	(3,872)	(1,853)
MFS® Total Return Service Class	13,146	(16,911)	(3,765)	12,117	(14,446)	(2,329)
MFS® Utilities Service Class	6,474	(9,486)	(3,012)	8,016	(18,162)	(10,146)
MFS® Value Service Class	19,938	(25,892)	(5,954)	8,598	(26,363)	(17,765)

Transamerica Life Insurance Company

Variable Life Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31						For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets		Investment Income Ratio*	Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Contrafund® Service Class
12/31/2022	71,429	$44.47	to	$44.47	$3,176,695	0.40%	0.75%	to	0.75%	(26.93	) %	to	(26.93	) %
12/31/2021	73,534	60.86	to	60.86	4,475,633	0.05	0.75	to	0.75	26.76		to	26.76
12/31/2020	76,026	48.02	to	48.02	3,650,469	0.15	0.75	to	0.75	29.46		to	29.46
12/31/2019	78,946	37.09	to	37.09	2,928,084	0.36	0.75	to	0.75	30.47		to	30.47
12/31/2018	83,442	28.43	to	28.43	2,372,045	0.60	0.75	to	0.75	(7.19)		to	(7.19)

Fidelity® VIP Government Money Market Initial Class
12/31/2022	93	12.00	to	12.00	1,113	0.79	0.75	to	0.75	0.68		to	0.68
12/31/2021	406	11.92	to	11.92	4,846	0.01	0.75	to	0.75	(0.73)		to	(0.73)
12/31/2020	738	12.01	to	12.01	8,861	0.32	0.75	to	0.75	(0.43)		to	(0.43)
12/31/2019	2,264	12.06	to	12.06	27,312	1.99	0.75	to	0.75	1.26		to	1.26
12/31/2018	2,075	11.91	to	11.91	24,717	1.64	0.75	to	0.75	0.89		to	0.89

Fidelity® VIP Growth Service Class
12/31/2022	58,028	32.33	to	32.33	1,876,144	0.51	0.75	to	0.75	(25.08)		to	(25.08)
12/31/2021	59,607	43.16	to	43.16	2,572,512	-	0.75	to	0.75	22.17		to	22.17
12/31/2020	61,041	35.33	to	35.33	2,156,418	0.06	0.75	to	0.75	42.68		to	42.68
12/31/2019	65,594	24.76	to	24.76	1,624,096	0.16	0.75	to	0.75	33.19		to	33.19
12/31/2018	66,409	18.59	to	18.59	1,234,574	0.15	0.75	to	0.75	(1.02)		to	(1.02)

Fidelity® VIP Growth & Income Service Class
12/31/2022	18,940	34.58	to	34.58	654,983	1.60	0.75	to	0.75	(5.73)		to	(5.73)
12/31/2021	19,313	36.68	to	36.68	708,463	2.28	0.75	to	0.75	24.83		to	24.83
12/31/2020	20,627	29.39	to	29.39	606,154	2.07	0.75	to	0.75	6.93		to	6.93
12/31/2019	21,078	27.48	to	27.48	579,258	3.55	0.75	to	0.75	28.97		to	28.97
12/31/2018	23,538	21.31	to	21.31	501,545	0.25	0.75	to	0.75	(9.76)		to	(9.76)

Fidelity® VIP Index 500 Initial Class
12/31/2022	52,794	33.71	to	33.71	1,779,836	1.47	0.75	to	0.75	(18.82)		to	(18.82)
12/31/2021	53,400	41.53	to	41.53	2,217,658	1.27	0.75	to	0.75	27.62		to	27.62
12/31/2020	54,265	32.54	to	32.54	1,765,839	1.78	0.75	to	0.75	17.36		to	17.36
12/31/2019	55,250	27.73	to	27.73	1,531,976	1.96	0.75	to	0.75	30.37		to	30.37
12/31/2018	59,423	21.27	to	21.27	1,263,810	1.86	0.75	to	0.75	(5.21)		to	(5.21)

Fidelity® VIP Mid Cap Service Class 2
12/31/2022	9,750	54.63	to	54.63	532,684	0.27	0.75	to	0.75	(15.60)		to	(15.60)
12/31/2021	9,953	64.73	to	64.73	644,242	0.36	0.75	to	0.75	24.37		to	24.37
12/31/2020	10,345	52.05	to	52.05	538,398	0.41	0.75	to	0.75	16.99		to	16.99
12/31/2019	10,341	44.49	to	44.49	460,018	0.67	0.75	to	0.75	22.26		to	22.26
12/31/2018	11,449	36.39	to	36.39	416,624	0.40	0.75	to	0.75	(15.41)		to	(15.41)

Fidelity® VIP Value Strategies Service Class 2
12/31/2022	7,695	41.90	to	41.90	322,423	0.87	0.75	to	0.75	(8.04)		to	(8.04)
12/31/2021	7,924	45.56	to	45.56	361,041	1.27	0.75	to	0.75	32.35		to	32.35
12/31/2020	7,925	34.43	to	34.43	272,813	1.06	0.75	to	0.75	7.22		to	7.22
12/31/2019	7,998	32.11	to	32.11	256,820	1.42	0.75	to	0.75	33.10		to	33.10
12/31/2018	8,154	24.12	to	24.12	196,715	0.71	0.75	to	0.75	(18.12)		to	(18.12)

Invesco V.I. American Franchise Series I Shares
12/31/2022	92,125	27.06	to	27.06	2,493,177	-	0.75	to	0.75	(31.63)		to	(31.63)
12/31/2021	94,410	39.58	to	39.58	3,736,810	-	0.75	to	0.75	11.09		to	11.09
12/31/2020	99,098	35.63	to	35.63	3,530,693	0.07	0.75	to	0.75	41.29		to	41.29
12/31/2019	103,648	25.22	to	25.22	2,613,548	-	0.75	to	0.75	35.74		to	35.74
12/31/2018	108,335	18.58	to	18.58	2,012,509	-	0.75	to	0.75	(4.35)		to	(4.35)

Transamerica Life Insurance Company

Variable Life Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets		Investment Income Ratio*	Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco V.I. Conservative Balanced Series I Shares
12/31/2022	25,267	$18.83	to	$18.83	$475,803	1.37%	0.75%	to	0.75%	(17.47	) %	to	(17.47	) %
12/31/2021	26,246	22.82	to	22.82	598,887	1.50	0.75	to	0.75	9.81		to	9.81
12/31/2020	27,790	20.78	to	20.78	577,476	2.14	0.75	to	0.75	14.00		to	14.00
12/31/2019	27,868	18.23	to	18.23	507,974	2.21	0.75	to	0.75	16.64		to	16.64
12/31/2018	29,917	15.63	to	15.63	467,521	1.97	0.75	to	0.75	(6.03)		to	(6.03)

Invesco V.I. Core Equity Series I Shares
12/31/2022	116,641	25.84	to	25.84	3,013,912	0.92	0.75	to	0.75	(21.14)		to	(21.14)
12/31/2021	120,422	32.76	to	32.76	3,945,611	0.67	0.75	to	0.75	26.79		to	26.79
12/31/2020	125,820	25.84	to	25.84	3,251,463	1.37	0.75	to	0.75	13.00		to	13.00
12/31/2019	130,176	22.87	to	22.87	2,976,936	0.95	0.75	to	0.75	28.00		to	28.00
12/31/2018	135,603	17.87	to	17.87	2,422,611	0.90	0.75	to	0.75	(10.07)		to	(10.07)

Invesco V.I. Core Plus Bond Series I Shares
12/31/2022(1)	14,347	9.41	to	9.41	134,983	0.59	0.75	to	0.75	-		to	-

Invesco V.I. EQV International Equity Series I Shares
12/31/2022	30,742	19.42	to	19.42	596,858	1.72	0.75	to	0.75	(18.91)		to	(18.91)
12/31/2021	31,375	23.94	to	23.94	751,237	1.28	0.75	to	0.75	5.10		to	5.10
12/31/2020	31,290	22.78	to	22.78	712,842	2.46	0.75	to	0.75	13.15		to	13.15
12/31/2019	31,801	20.13	to	20.13	640,292	1.60	0.75	to	0.75	27.62		to	27.62
12/31/2018	32,235	15.78	to	15.78	508,582	2.06	0.75	to	0.75	(15.61)		to	(15.61)

Invesco V.I. Global Strategic Income Series I Shares
12/31/2022	12,681	21.72	to	21.72	275,380	-	0.75	to	0.75	(12.12)		to	(12.12)
12/31/2021	13,110	24.71	to	24.71	323,954	4.76	0.75	to	0.75	(4.13)		to	(4.13)
12/31/2020	13,131	25.78	to	25.78	338,457	5.94	0.75	to	0.75	2.63		to	2.63
12/31/2019	13,099	25.11	to	25.11	328,988	3.74	0.75	to	0.75	9.98		to	9.98
12/31/2018	13,150	22.84	to	22.84	300,290	4.94	0.75	to	0.75	(5.11)		to	(5.11)

Invesco V.I. Government Securities Series I Shares
12/31/2022	6,750	16.83	to	16.83	113,616	2.04	0.75	to	0.75	(10.96)		to	(10.96)
12/31/2021	6,454	18.90	to	18.90	122,010	2.43	0.75	to	0.75	(2.99)		to	(2.99)
12/31/2020	6,372	19.49	to	19.49	124,182	2.46	0.75	to	0.75	5.48		to	5.48
12/31/2019	6,734	18.48	to	18.48	124,416	2.41	0.75	to	0.75	5.28		to	5.28
12/31/2018	7,530	17.55	to	17.55	132,131	2.19	0.75	to	0.75	(0.19)		to	(0.19)

Invesco V.I. Main Street Series I Shares
12/31/2022	101,982	29.38	to	29.38	2,996,739	1.49	0.75	to	0.75	(20.73)		to	(20.73)
12/31/2021	104,114	37.07	to	37.07	3,859,284	0.71	0.75	to	0.75	26.62		to	26.62
12/31/2020	107,571	29.27	to	29.27	3,149,139	1.52	0.75	to	0.75	13.09		to	13.09
12/31/2019	110,704	25.89	to	25.89	2,865,611	1.06	0.75	to	0.75	31.10		to	31.10
12/31/2018	114,579	19.75	to	19.75	2,262,370	1.15	0.75	to	0.75	(8.58)		to	(8.58)

Invesco V.I. Main Street Small Cap Series I Shares
12/31/2022	9,403	49.89	to	49.89	469,118	0.53	0.75	to	0.75	(16.46)		to	(16.46)
12/31/2021	9,575	59.72	to	59.72	571,868	0.37	0.75	to	0.75	21.64		to	21.64
12/31/2020	9,870	49.10	to	49.10	484,599	0.65	0.75	to	0.75	19.04		to	19.04
12/31/2019	9,929	41.25	to	41.25	409,547	0.20	0.75	to	0.75	25.53		to	25.53
12/31/2018	10,172	32.86	to	32.86	334,217	0.30	0.75	to	0.75	(10.99)		to	(10.99)

Janus Henderson - Balanced Institutional Shares
12/31/2022	56,455	36.39	to	36.39	2,054,210	1.41	0.75	to	0.75	(17.02)		to	(17.02)
12/31/2021	58,264	43.85	to	43.85	2,554,950	1.12	0.75	to	0.75	16.32		to	16.32
12/31/2020	60,851	37.70	to	37.70	2,293,945	2.42	0.75	to	0.75	13.46		to	13.46
12/31/2019	64,872	33.23	to	33.23	2,155,401	1.91	0.75	to	0.75	21.68		to	21.68
12/31/2018	67,700	27.31	to	27.31	1,848,636	2.16	0.75	to	0.75	(0.07)		to	(0.07)

Transamerica Life Insurance Company

Variable Life Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets		Investment Income Ratio*	Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Henderson - Enterprise Institutional Shares
12/31/2022	79,159	$28.32	to	$28.32	$2,241,454	0.38%	0.75%	to	0.75%	(16.57	) %	to	(16.57	) %
12/31/2021	81,337	33.94	to	33.94	2,760,396	0.32	0.75	to	0.75	15.96		to	15.96
12/31/2020	83,277	29.27	to	29.27	2,437,226	0.11	0.75	to	0.75	18.58		to	18.58
12/31/2019	85,898	24.68	to	24.68	2,119,970	0.20	0.75	to	0.75	34.48		to	34.48
12/31/2018	96,043	18.35	to	18.35	1,762,641	0.26	0.75	to	0.75	(1.16)		to	(1.16)

Janus Henderson - Forty Institutional Shares
12/31/2022	22,294	39.90	to	39.90	889,591	0.19	0.75	to	0.75	(34.05)		to	(34.05)
12/31/2021	23,477	60.50	to	60.50	1,420,408	0.49	0.75	to	0.75	21.98		to	21.98
12/31/2020	24,730	49.60	to	49.60	1,226,612	0.70	0.75	to	0.75	38.36		to	38.36
12/31/2019	26,657	35.85	to	35.85	955,571	0.15	0.75	to	0.75	36.14		to	36.14
12/31/2018	27,912	26.33	to	26.33	734,966	1.17	0.75	to	0.75	1.22		to	1.22

Janus Henderson - Global Research Institutional Shares
12/31/2022	163,459	16.26	to	16.26	2,657,174	1.63	0.75	to	0.75	(20.01)		to	(20.01)
12/31/2021	166,680	20.32	to	20.32	3,387,374	0.52	0.75	to	0.75	17.21		to	17.21
12/31/2020	174,397	17.34	to	17.34	3,023,779	0.82	0.75	to	0.75	19.17		to	19.17
12/31/2019	182,043	14.55	to	14.55	2,648,690	1.00	0.75	to	0.75	28.08		to	28.08
12/31/2018	188,544	11.36	to	11.36	2,141,804	1.14	0.75	to	0.75	(7.56)		to	(7.56)

Janus Henderson - Research Institutional Shares
12/31/2022	157,762	23.11	to	23.11	3,646,445	0.71	0.75	to	0.75	(30.41)		to	(30.41)
12/31/2021	163,397	33.21	to	33.21	5,427,185	0.10	0.75	to	0.75	19.44		to	19.44
12/31/2020	172,029	27.81	to	27.81	4,784,013	0.54	0.75	to	0.75	31.96		to	31.96
12/31/2019	177,769	21.07	to	21.07	3,746,202	0.46	0.75	to	0.75	34.51		to	34.51
12/31/2018	184,513	15.67	to	15.67	2,890,681	0.55	0.75	to	0.75	(3.31)		to	(3.31)

MFS® Massachusetts Investors Growth Stock Service Class
12/31/2022	4,136	21.92	to	21.92	90,638	-	0.75	to	0.75	(20.05)		to	(20.05)
12/31/2021	4,641	27.41	to	27.41	127,217	0.03	0.75	to	0.75	24.72		to	24.72
12/31/2020	4,638	21.98	to	21.98	101,934	0.23	0.75	to	0.75	21.29		to	21.29
12/31/2019	4,708	18.12	to	18.12	85,317	0.35	0.75	to	0.75	38.55		to	38.55
12/31/2018	4,661	13.08	to	13.08	60,957	0.33	0.75	to	0.75	(0.18)		to	(0.18)

MFS® Mid Cap Growth Service Class
12/31/2022	3,238	33.90	to	33.90	109,769	-	0.75	to	0.75	(29.32)		to	(29.32)
12/31/2021	3,285	47.96	to	47.96	157,543	-	0.75	to	0.75	13.03		to	13.03
12/31/2020	3,273	42.44	to	42.44	138,897	-	0.75	to	0.75	35.11		to	35.11
12/31/2019	3,287	31.41	to	31.41	103,240	-	0.75	to	0.75	37.25		to	37.25
12/31/2018	3,528	22.88	to	22.88	80,745	-	0.75	to	0.75	0.20		to	0.20

MFS® New Discovery Service Class
12/31/2022	1,532	40.67	to	40.67	62,310	-	0.75	to	0.75	(30.52)		to	(30.52)
12/31/2021	1,461	58.53	to	58.53	85,505	-	0.75	to	0.75	0.82		to	0.82
12/31/2020	1,492	58.05	to	58.05	86,641	-	0.75	to	0.75	44.50		to	44.50
12/31/2019	1,486	40.17	to	40.17	59,683	-	0.75	to	0.75	40.22		to	40.22
12/31/2018	1,488	28.65	to	28.65	42,630	-	0.75	to	0.75	(2.45)		to	(2.45)

MFS® Total Return Service Class
12/31/2022	16,044	27.22	to	27.22	436,764	1.48	0.75	to	0.75	(10.51)		to	(10.51)
12/31/2021	16,186	30.42	to	30.42	492,371	1.63	0.75	to	0.75	12.99		to	12.99
12/31/2020	16,260	26.92	to	26.92	437,747	2.09	0.75	to	0.75	8.70		to	8.70
12/31/2019	16,256	24.77	to	24.77	402,617	2.11	0.75	to	0.75	19.22		to	19.22
12/31/2018	17,197	20.77	to	20.77	357,242	2.00	0.75	to	0.75	(6.58)		to	(6.58)

MFS® Utilities Service Class
12/31/2022	3,375	62.61	to	62.61	211,312	2.22	0.75	to	0.75	(0.27)		to	(0.27)
12/31/2021	3,423	62.77	to	62.77	214,875	1.52	0.75	to	0.75	12.98		to	12.98
12/31/2020	3,600	55.56	to	55.56	200,045	2.24	0.75	to	0.75	4.84		to	4.84
12/31/2019	3,664	53.00	to	53.00	194,200	3.50	0.75	to	0.75	23.87		to	23.87
12/31/2018	4,690	42.79	to	42.79	200,691	0.86	0.75	to	0.75	0.06		to	0.06

Transamerica Life Insurance Company

Variable Life Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets		Investment Income Ratio*	Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Value Service Class
12/31/2022	12,914	$41.83	to	$41.83	$540,147	1.15%	0.75%	to	0.75%	(6.84	) %	to	(6.84	) %
12/31/2021	13,048	44.90	to	44.90	585,806	1.16	0.75	to	0.75	24.23		to	24.23
12/31/2020	13,461	36.14	to	36.14	486,500	1.35	0.75	to	0.75	2.45		to	2.45
12/31/2019	13,668	35.28	to	35.28	482,162	1.90	0.75	to	0.75	28.54		to	28.54
12/31/2018	14,931	27.44	to	27.44	409,749	1.31	0.75	to	0.75	(11.03)		to	(11.03)

(1)	See Footnote 1
*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Variable Life Account A

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a policy fee of $10 per month. The policy fee is deducted from the subaccount’s accumulated value. TLIC also assesses a monthly cost of insurance charge for underwriting the death benefit of the policy. The cost of insurance charge depends on a number of variables that would cause it to vary from policy to policy and from month to month. TLIC deducts a daily charge for assuming certain mortality and expense risks. This charge is equal to an effective annual rate of 0.75% of the value of the contract owner’s individual account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable life contracts.

Transamerica Life Insurance Company

Variable Life Account A

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.